Transactions with Related Parties - Summary of Aggregate Loan Transactions with Related Parties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Balance, beginning	$ 4,060,425	$ 4,491,059
New loans	684,223	2,203,459
Repayments	(1,790,548)	(2,634,093)
Balance, ending	$ 2,954,100	$ 4,060,425